Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2024
Marketable Securities [Abstract]
Schedule of Reconciliation of the Movement of the Company’s Investment	Set out below is a reconciliation of the movement of the Company’s investment during the year ended December 31, 2023:
Balance, December 31, 2022	$263,691
Change in fair value	(264,655)
Movement in exchange rate	964
Balance, December 31, 2023 (*)	$–

(*)	Reflects closing price of CDN$0.000 on December 31, 2023.